Intangible Assets (Including Goodwill) - Disclosure of Changes in Intangible Assets and Goodwill (Detail) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 403
Effects of changes in foreign exchange rates	11
Goodwill, ending balance	414
Intangible assets (excluding goodwill), beginning balance	68
Intangible assets (excluding goodwill), additions	5
Intangible assets (excluding goodwill), amortization expense	(6)
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	68
Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, ending balance	414
Intangible assets (excluding goodwill), ending balance	195
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(127)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	24
Intangible assets (excluding goodwill), amortization expense	(2)
Intangible assets (excluding goodwill), ending balance	22
Technology [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	83
Technology [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(61)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	18
Intangible assets (excluding goodwill), additions	1
Intangible assets (excluding goodwill), amortization expense	(4)
Intangible assets (excluding goodwill), transfer during the period	2
Intangible assets (excluding goodwill), ending balance	17
Computer software [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	58
Computer software [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(41)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	15
Intangible assets (excluding goodwill), ending balance	15
Customer relationships [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	39
Customer relationships [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(24)
Work in progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	9
Intangible assets (excluding goodwill), additions	4
Intangible assets (excluding goodwill), transfer during the period	(2)
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	12
Work in progress [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	13
Work in progress [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	(1)
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	2
Intangible assets (excluding goodwill), ending balance	2
Other intangible assets [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	€ 2